Stock Compensation - Schedule of Outstanding Stock Options (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares
Schedule of Outstanding Stock Options [Abstract]
Number of Shares, Balance | shares
Weighted Average Exercise Price, Balance | $ / shares
Aggregate Intrinsic Value, Balance | $
Number of Shares, Options exercisable | shares	236,469
Weighted Average Exercise Price, Options exercisable | $ / shares	$ 1.36
Weighted Average Remaining Life(years), Options exercisable	9 years 8 months 26 days
Aggregate Intrinsic Value, Options exercisable | $
Number of Shares, Issued | shares	236,469
Weighted Average Exercise Price, Issued | $ / shares	$ 1.36
Weighted Average Remaining Life(years), Issued	10 years
Aggregate Intrinsic Value, Issued | $
Number of Shares, Expired and forfeited | shares
Weighted Average Exercise Price, Expired and forfeited | $ / shares
Aggregate Intrinsic Value, Expired and forfeited | $
Number of Shares, Exercised | shares
Weighted Average Exercise Price, Exercised | $ / shares
Aggregate Intrinsic Value, Exercised | $
Number of Shares, Balance | shares	236,469
Weighted Average Exercise Price, Balance | $ / shares	$ 1.36
Weighted Average Remaining Life(years), Balance	9 years 8 months 26 days
Aggregate Intrinsic Value, Balance | $